PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 8 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of December 31, 2021 and 2020:

	2021			2020
		Accumulated	Carrying		Accumulated	Carrying
	Cost	Depreciation	Value	Cost	Depreciation	Value
Land	$1,486,718	$—	$1,486,718	$1,486,718	$—	$1,486,718
Buildings	4,401,241	(989,085)	3,412,156	4,625,408	(674,781)	3,950,627
Leasehold property	4,261,623	(2,770,810)	1,490,813	4,251,845	(2,596,718)	1,655,127
Plant and machinery	136,692	(87,050)	49,642	164,137	(79,453)	84,684
Furniture and fixtures	537,964	(330,476)	207,488	466,277	(276,904)	189,373
Motor vehicles	320,103	(281,587)	38,516	341,906	(248,580)	93,326
Office equipment	26,287	(19,528)	6,759	23,599	(13,164)	10,435
IT equipment	113,790	(88,274)	25,516	113,790	(80,800)	32,990
Computer Software	4,456	(4,456)	—	4,456	(4,456)	—
Spa equipment, curtains, crockery, glassware and linen	255,434	(196,926)	58,508	255,434	(161,724)	93,710
	$11,554,308	$(4,768,192)	$6,776,116	$11,733,570	$(4,136,580)	$7,596,990

Reconciliation of property and equipment — 2021

	Opening						Closing
	Balance	Additions	Disposals	Translation	Reclass	Depreciation	Balance
Land	1,486,718	—	—			—	1,486,718
Buildings	3,950,627		—	(215,291)		(323,180)	3,412,156
Leasehold Property	1,655,129		—	9,777	—	(174,093)	1,490,813
Plant & Machinery	84,685	9,981	—	(37,427)		(7,597)	49,642
Furniture and Fixtures	189,372	65,128	—	6,558		(53,570)	207,488
Motor Vehicles	93,325	—	—	(21,803)		(33,006)	38,516
Office Equipment	10,435	2,688	—	—		(6,364)	6,759
IT Equipment	32,989	—	—	—		(7,473)	25,516
Spa Equipment, curtains, crockery, glassware and linen	93,710	—	—			(35,202)	58,508
	$7,596,990	$77,797	$—	$(258,186)	$—	$(640,485)	$6,776,116

Reconciliation of property and equipment — 2020

	Opening						Closing
	Balance	Additions	Disposals	Translation	Reclass	Depreciation	Balance
Land	1,486,718	—	—			—	1,486,718
Buildings	3,430,545	490,961	—	359,867		(330,746)	3,950,627
Leasehold Property	1,018,894	54,250	—	(1,579)	825,307	(241,743)	1,655,129
Plant & Machinery	95,919	—	—	(3,291)		(7,944)	84,684
Furniture and Fixtures	231,452	39,739	(24,033)			(57,785)	189,373
Motor Vehicles	135,850	—	—	(13,734)		(28,336)	93,780
Office Equipment	12,791	3,893	(1,203)	(2,751)		(2,295)	10,435
IT Equipment	42,440	—	—	(341)		(9,564)	32,535
Construction in progress	825,307	—	—		(825,307)	—	—
Spa Equipment, curtains, crockery, glassware and linen	119,496	—	—	(1,661)		(24,126)	93,709
	$7,399,412	$588,843	$(25,236)	$336,510	$—	$(702,539)	$7,596,990